Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,874,236	$ 2,662,306
Accumulated amortization of intangible assets	1,963,716	1,680,991
Intangible assets, net	910,520	981,315
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	175,200	162,575
Accumulated amortization of intangible assets	134,831	113,474
Software Development Costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,061,772	935,888
Accumulated amortization of intangible assets	996,039	664,536
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,591,653	1,524,623
Accumulated amortization of intangible assets	793,153	873,840
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	45,611	39,220
Accumulated amortization of intangible assets	$ 39,693	$ 29,141